Note 8 - Intangible Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
NOTE
8
Intangible Assets
The Company
’s intangible assets consist of core deposit intangibles, goodwill, and mortgage servicing rights. A summary of mortgage servicing rights activity for
2017
and
2016
is as follows:

(Dollars in thousands)	2017	2016
Mortgage servicing rights:
Balance, beginning of year	$1,604	1,499
Originations	675	706
Amortization	(555)	(601)
Balance, end of year	1,724	1,604
Valuation reserve	0	0
Mortgage servicing rights, net	$1,724	1,604
Fair value of mortgage servicing rights	$3,196	2,952

All of the single family loans
sold where the Company continues to service the loans are serviced for Federal National Mortgage Association (FNMA) under the individual loan sale program. The following is a summary of the risk characteristics of the loans being serviced for FNMA at
December 31, 2017:

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
30 year fixed rate	$266,560	4.07%	306	2,119
15 year fixed rate	102,957	3.10	136	1,084
Adjustable rate	55	3.25	281	2

The gross carrying amount of
intangible assets and the associated accumulated amortization at
December 31, 2017
and
2016
are presented in the following table. Amortization expense for intangible assets was
$0.7
million,
$0.7
million and
$0.6
million for the years ended
December 31, 2017,
2016
and
2015,
respectively.

	Gross		Unamortized
	Carrying	Accumulated	Intangible
(Dollars in thousands)	Amount	Amortization	Assets
December 31, 20 1 7
Mortgage servicing rights	$4,244	(2,520)	1,724
Core deposit intangible	574	(219)	355
Goodwill	802	0	802
Total	$5,620	(2,739)	2,881

December 31, 201 6
Mortgage servicing rights	$3,954	(2,350)	1,604
Core deposit intangible	574	(120)	454
Goodwill	802	0	802
Total	$5,330	(2,470)	2,860

The following table indicates the estimated future amortization expense for amortizing intangible assets:

(Dollars in thousands)	Mortgage Servicing Rights	Core Deposit Intangible	Total Amortizing Intangible Assets
Year ended December 31,
201 8	$438	99	537
201 9	378	99	477
2020	305	99	404
202 1	256	47	303
202 2	191	11	202
Thereafter	156	0	156
	$1,724	355	2,079

No
amortization expense relating to goodwill is recorded as generally accepted accounting principles do not
allow goodwill to be amortized, but require that it be tested for impairment at least annually, or sooner, if there are indications that impairment may
exist.

Projections of am
ortization are based on asset balances and the interest rate environment that existed at
December 31, 2017.
The Company’s actual experience
may
be significantly different depending upon changes in mortgage interest rates and other market conditions.